15. Related Party Transactions (Details - Accrued interest) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Related Parties [Member]
Accrued interest payable	$ 420,458	$ 238,651
John D. Gibbs [Member]
Accrued interest payable	340,218	221,103
John Power [Member]
Accrued interest payable	76,504	16,562
Dr. Carson [Member]
Accrued interest payable	$ 3,736	$ 986